Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories
NOTE 5:-        INVENTORIES

Inventories are comprised of the following:

	December 31,
	2011	2012

Raw materials and components	$1,502	$1,725
Work-in-progress	1,647	1,479
Finished products (*)	8,998	9,341

	$12,147	$12,545

(*)
Includes amounts of $ 389 and $ 337, as of December 31, 2012 and 2011, respectively, with respect to inventory delivered to customers but for which revenue criteria have not been met and will be recognized in the future.